OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 7,856	$ 6,219
Advances to suppliers	668	3,593
Deferred charges and prepaid expenses	4,304	8,379
Financial institutions	3,493	3,411
Other	755	2,177
Other accounts receivable and prepaid expenses, Total	$ 17,076	$ 23,779